Income taxes expenses - Summary of Reconciliation of the Effective Tax Rate (Detail)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Average effective tax rate	1.86%	11.98%	(2.39%)